INCOME PER SHARE (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Numerator:
Net income attributable to Hollysys Automation Technologies Ltd	$ 56,221,847	$ 41,469,998	$ 25,704,538
Denominator:
Weighted average ordinary shares outstanding used in computing basic income per share	55,659,765	54,564,842	51,243,667
Effect of dilutive securities
Share options	148,139	382,070	251,062
UPO	0	0	343,565
Restricted shares	20,457	2,368	0
Weighted average ordinary shares outstanding used in computing diluted income per share	55,828,361	54,949,280	51,838,294
Income per share - basic	$ 1.01	$ 0.76	$ 0.50
Income per share - diluted	$ 1.01	$ 0.75	$ 0.50